Note 8 - Stock Incentive Plan (Details) - Summary of the Status of the Company’s Non-vested Shares - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2015 $ / shares shares
Note 8 - Stock Incentive Plan (Details) - Summary of the Status of the Company’s Non-vested Shares [Line Items]
Unvested on January 1, 2015	67,500
Unvested on January 1, 2015 (in Dollars per share) | $ / shares	$ 1.06
Granted	0
Vested	0
Forfeited	0
Unvested on June 30, 2015	67,500
Unvested on June 30, 2015 (in Dollars per share) | $ / shares	$ 1.06